UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2016 to June 30, 2016

August 15, 2016
 Date of Report
Deutsche Mortgage & Asset Receiving Corporation
 (Exact name of securitizer as specified in its charter)

025-00564	0001013454
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Helaine M. Kaplan, President, (212) 250-5270
 (Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator(1)			Assets That Were Subject of Demand(1)			Assets That Were Repurchased or Replaced(1)			Assets Pending Repurchase or Replacement (within cure period)(2)			Demand in Dispute(2)			Demand Withdrawn(2)			Demand Rejected(2)			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Commercial Mortgage Pass-Through Certificates
COMM 2014-UBS4 Mortgage Trust (CIK # 0001612126)	X	UBS Real Estate Securities Inc.	19	$517,139,292	40.1%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0	0	0	0	0
		German American Capital Corporation	16	$270,685,155	21.0%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Cantor Commercial Real Estate Lending, L.P.	14	$247,036,551	19.2%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0	0.00	0	0.00	0.00	0	0.00	0.00
		The Bancorp Bank(4)	22	$118,560,225	9.2%	1	$3,162416.40	0.249%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$3,162,416.40	0.249%	0	0.00	0.00
		KeyBank National Association	14	$101,718,526	7.9%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Pillar Funding LLC	6	$33,162,050	2.6%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			91	$1,288,301,798	100%	1	$3,162,416.40	0.249%	0	0.00		0	0.00		0	0.00		1	$3,162,416.40	0.249%	0	0.00
Total by Asset Class			91	$1,288,301,798		1	$3,162,416.40		0	0.00		0	0.00		0	0.00		1	$3,162,416.40			0

(1)	Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the date of the closing of the related securitization. (For columns (d)-(l))

(2)	Reflects the number of loans, outstanding principal balance and approximate percentage of principal balance as of June 30, 2016. (For columns (m)‑(x))

(3)
Midland Loan Services, a Division of PNC Bank, National Association, as master servicer and special servicer for loan #80, claimed that The Bancorp Bank breached the representations and warranties made in the mortgage loan purchase agreement due to the existence of a material default, breach, violation and event of acceleration on the related mortgaged property due to the Borrower’s failure to deposit rents into the clearing account. On May 3, 2016, Wilmington Trust, National Association, as trustee, provided a notification of the subsequent withdrawal of the repurchase request.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense because some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).  The information in this Form-ABS 15G has not been verified by any third party.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 15, 2016	DEUTSCHE MORTGAGE & ASSET RECEIVING CORPORATION (Securitizer)

	By:	/s/ Helaine M. Kaplan
	Name:	Helaine M. Kaplan
	Title:	President

	By:	/s/ Matt Smith
	Name:	Matt Smith
	Title:	Director